Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Expected taxation at PRC statutory tax rate	$ (22,908,269)	$ (14,019,992)	$ 1,885,374
Effect of differing tax rates in different jurisdictions	3,283,244	1,747,697	650,434
Effect of PRC preferential tax rates	1,362,896	824,614	(2,471,114)
Non-taxable income	(1,098,429)	(1,099,545)	(898,290)
Non-deductible expenses	5,053,876	4,276,153	3,830,387
Research and development super-deduction	(1,339,244)	(1,607,398)	(1,516,020)
(Over) Under-accrued EIT for previous years	(6,568)	62,068	(431)
Addition to valuation allowance	21,469,264	3,882,744	467,366
Foreign tax credit			(70,708)
Other (including intercompany transaction )	(1,879,903)	804,268	(74,094)
Income tax expense (benefit)	$ 3,936,867	$ (5,129,391)	$ 1,802,904